Document and Entity Information	21 Months Ended
Jan. 31, 2015
Document Type	S-1
Amendment Flag	true
Amendment Description
Document Period End Date	Jan. 31, 2015
Trading Symbol	jigd
Entity Registrant Name	JOYMAIN INTERNATIONAL DEVELOPMENT GROUP INC.
Entity Central Index Key	0001520007
Current Fiscal Year End Date	--04-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY